SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION [Abstract]
Employee Share Option Activity
The following table summarizes the Company’s share option activity under the Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		$	Years	$

Outstanding, January 1, 2023	68,533,186	60.87
Granted	1,925,000	60.00
Cancelled or forfeited	(9,292,295)	104.02
Exercised	(1,336,980)	7.19
Outstanding, December 31, 2023	59,828,911	55.34	6.18	944,611
Vested and exercisable as of December 31, 2023	42,877,386	35.29	5.51	887,174
Outstanding, January 1, 2024	59,828,911
Cancelled	(6,600,000)	120.00
Exercised	(10,148,635)	14.40
Outstanding, December 31, 2024	43,080,276	55.08	5.24	2,426,627
Vested and exercisable as of December 31, 2024	36,830,100	47.63	5.00	2,312,733
Outstanding, January 1, 2025	43,080,276
Exercised	(3,823,890)	14.87
Outstanding, December 31, 2025	39,256,386	59.00	4.44	2,691,965
Vested and exercisable as of December 31, 2025	36,006,386	54.22	4.29	2,641,113

Assumptions Used for Estimated Fair Value of Options
The Company calculated the estimated fair value of the options on the respective grant dates using the Black-Scholes Option Pricing Model with the following assumptions:

Granted in 2023

Risk-free interest rates	3.60% – 4.10%
Expected term	6.5 – 7 years
Expected volatility	60.2% – 62.0%
Expected dividend yield	–

RSAs/RSUs Activity
The following table summarizes the Company’s RSAs/RSUs activity under the Plan:

	Number of RSAs/RSUs	Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Unvested, January 1, 2023	9,652,231	120.48	8.81	502,206
Granted	7,119,505	63.46
Vested	(4,130,583)	109.11
Forfeited	(1,786,921)	116.01
Unvested, December 31, 2023 and January 1, 2024	10,854,232	90.02	8.86	439,596
Granted	10,718,971	48.32
Vested	(6,099,527)	93.83
Forfeited	(1,688,983)	73.93
Unvested, December 31, 2024 and January 1, 2025	13,784,693	82.18	8.74	1,462,556
Granted	1,268,009	132.41
Vested	(5,494,734)	93.05
Forfeited	(947,634)	66.27
Unvested, December 31, 2025	8,610,334	84.39	8.06	1,098,420

Total Compensation Expense of Share Options, RSAs, RSUs and SARs Granted to Employees
Total compensation expense relating to share options, RSAs, RSUs and SARs granted to employees after deducting forfeitures recognized for the years ended December 31, 2023, 2024 and 2025 is as follows:

	Year ended December 31,
	2023	2024	2025
	$	$	$

Share options:
General and administrative expenses	253,408	155,051	115,087
Research and development expenses	44	–	–
	253,452	155,051	115,087

Cash received for the exercise in the respective years	10,643	146,081	56,825

RSAs/ RSUs:
Cost of revenue	12,727	10,795	9,071
Sales and marketing expenses	35,988	32,257	25,279
General and administrative expenses	99,048	231,610	258,466
Research and development expenses	282,381	274,624	208,530
	430,144	549,286	501,346

SARs:
Cost of revenue	383	2,235	1,306
Sales and marketing expenses	710	4,125	3,578
General and administrative expenses	200	4,197	3,238
Research and development expenses	141	945	440
	1,434	11,502	8,562